Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001699350
Registrant Name	SHOULDER INNOVATIONS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES